Condensed Financial Information of the Parent Company (Details) - Schedule of Parent Company Statements of Operations and Comprehensive (Loss) Income - Parent Company [Member] - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Parent Company Statements of Operations and Comprehensive (Loss) Income [Line Items]
Equity in (loss) gain of subsidiaries	$ (11,440,721)	$ (2,919,423)	$ 266,775
General and administrative expenses	(82,620)	(23,193)	(32,273)
Interest income	187,430	1,725	4,163
Net (Loss) Income	$ (11,335,911)	$ (2,940,891)	$ 238,665